CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Mar. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents (including amounts of the consolidated VIEs of $3,745,251 and $5,310,244 as of March 31, 2025 and 2024, respectively)	$ 7,600,300	$ 5,362,101
Restricted cash (including amounts of the consolidated VIEs of $138 and $nil as of March 31, 2025 and 2024, respectively)	138
Short-term investments (including amounts of the consolidated VIEs of $3,093,976 and $1,131,267 as of March 31, 2025 and 2024, respectively)	3,094,208	1,131,267
Inventories, net (including amounts of the consolidated VIEs of $1,584,425 and $1,963,166 as of March 31, 2025 and 2024, respectively)	1,800,020	1,963,166
Due from related parties (including amounts of the consolidated VIEs of $1,240,828 and $313,765 as of March 31, 2025 and 2024, respectively)	$ 3,197,017	$ 366,761
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Long-term accounts receivable, net - current portion (including amounts of the consolidated VIEs of $82,681 and $nil as of March 31, 2025 and 2024, respectively)	$ 82,681
Long-term other receivable, net - current portion (including amounts of the consolidated VIEs of $89,050 and $nil as of March 31, 2025 and 2024, respectively)	89,050
Finance receivables, net - current portion (including amounts of the consolidated VIEs of $70,801 and $100,564 as of March 31, 2025 and 2024, respectively)	70,801	$ 100,564
Prepaid expenses and other current assets, net (including amounts of the consolidated VIEs of $1,112,065 and $1,895,276 as of March 31, 2025 and 2024, respectively)	1,363,793	1,923,001
TOTAL CURRENT ASSETS	22,971,221	18,073,568
Property and equipment, net (including amounts of the consolidated VIEs of $352,212 and $599,831 as of March 31, 2025 and 2024, respectively)	385,415	599,831
Right-of-use assets, net (including amounts of the consolidated VIEs of $104,390 and $346,995 as of March 31, 2025 and 2024, respectively)	434,188	346,995
Deferred tax assets, net (including amounts of the consolidated VIEs of $5,613 and $47,585 as of March 31, 2025 and 2024, respectively)	5,613	47,585
Long-term accounts receivable, net - non-current portion (including amounts of the consolidated VIEs of $nil and $197,005 as of March 31, 2025 and 2024, respectively)		197,005
Long-term other receivable, net (including amounts of the consolidated VIEs of $591,803 and $nil as of March 31, 2025 and 2024, respectively)	591,803
Finance receivables, net - non-current portion (including amounts of the consolidated VIEs of $46,852 and $96,961 as of March 31, 2025 and 2024, respectively)	46,852	96,961
Other non-current assets, net (including amounts of the consolidated VIEs of $374,201 and $324,723 as of March 31, 2025 and 2024, respectively)	374,201	324,723
TOTAL NONCURRENT ASSETS	1,838,072	1,613,100
TOTAL ASSETS	24,809,293	19,686,668
CURRENT LIABILITIES:
Short-term bank loan (including amounts of the consolidated VIEs of $137,781 and $nil as of March 31, 2025 and 2024, respectively)	137,781
Convertible note payable (including amounts of the consolidated VIEs of $nil and $nil as of March 31, 2025 and 2024, respectively)	2,391,945
Derivative liability (including amounts of the consolidated VIEs of $nil and $nil as of March 31, 2025 and 2024, respectively)	2,032,530
Deferred revenue (including amounts of the consolidated VIEs of $876,905 and $598,661 as of March 31, 2025 and 2024, respectively)	999,182	598,661
Payroll payable (including amounts of the consolidated VIEs of $223,035 and $233,556 as of March 31, 2025 and 2024, respectively)	294,669	233,556
Taxes payable (including amounts of the consolidated VIEs of $251,185 and $268,710 as of March 31, 2025 and 2024, respectively)	218,342	268,710
Due to related parties (including amounts of the consolidated VIEs of $121,825 and $7,348 as of March 31, 2025 and 2024, respectively)	$ 132,620	$ 7,348
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of $90,676 and $105,159 as of March 31, 2025 and 2024, respectively)	$ 233,883	$ 105,159
Deferred tax liabilities (including amounts of the consolidated VIEs of $6,413 and $78 as of March 31, 2025 and 2024, respectively)	6,964	78
Operating lease liabilities - current portion (including amounts of the consolidated VIEs of $150,615 and $248,562 as of March 31, 2025 and 2024, respectively)	275,213	248,562
TOTAL CURRENT LIABILITIES	7,866,443	2,385,656
Operating lease liabilities - non-current portion (including amounts of the consolidated VIEs of $64,797 and $186,833 as of March 31, 2025 and 2024, respectively)	258,974	186,833
TOTAL NONCURRENT LIABILITIES	385,733	193,146
TOTAL LIABILITIES	8,252,176	2,578,802
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,754,806	3,175,965
Statutory reserves	646,794	645,538
Retained earnings (accumulated deficits)	(3,069,137)	7,730,437
Accumulated other comprehensive loss	(864,735)	(811,556)
TOTAL SHAREHOLDERS' EQUITY	10,470,098	10,742,433
Non-controlling interest	6,087,019	6,365,433
TOTAL EQUITY	16,557,117	17,107,866
TOTAL LIABILITIES AND EQUITY	24,809,293	19,686,668
Nonrelated Party
CURRENT ASSETS:
Accounts receivable, net	3,976,391	4,967,146
Advance to vendors, net	1,451,280	1,837,209
CURRENT LIABILITIES:
Accounts payable	1,003,053	922,195
Other long-term payable		6,313
Related Party
CURRENT ASSETS:
Accounts receivable, net	245,492	232,620
Advance to vendors, net	50	189,733
Due from related parties (including amounts of the consolidated VIEs of $1,240,828 and $313,765 as of March 31, 2025 and 2024, respectively)	3,197,017	366,761
CURRENT LIABILITIES:
Accounts payable	140,261	1,387
Due to related parties (including amounts of the consolidated VIEs of $121,825 and $7,348 as of March 31, 2025 and 2024, respectively)	132,620	7,348
Other long-term payable	126,759
Class A ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares	1,784	1,463
Class B ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares	$ 586	$ 586